Summary of Significant Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) ₱ in Millions	Aug. 12, 2022	Jul. 29, 2022 shares	Apr. 07, 2022	Feb. 28, 2022 PHP (₱)
Pacific Global One Aviation Company Inc [Member]
Disclosure of subsidiaries [line items]
Equity interest acquired | ₱				₱ 44.7
Pacific Global One Aviation Company Inc [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	36.63%		36.82%	65.30%
Pacific Global One Aviation Company Inc [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	36.82%		38.45%	47.60%
PLDT Global Investments Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares		227,000
PLDT Global Investments Holdings, Inc. [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.72%
PLDT Global Investments Holdings, Inc. [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		45.73%